LEASES - Operating Lease Liability To Be Paid (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, After Adoption of 842
2023	$ 11,526
2024	8,859
2025	7,888
2026	7,888
2027	7,339
Thereafter	29,035
Total	72,535
Less: imputed interest	(14,908)
Total operating lease liabilities	$ 57,627
Operating Leases, Prior to Adoption of 842
2022		$ 8,589
2023		7,832
2024		5,762
2025		4,793
2026		4,847
Thereafter		17,151
Total		$ 48,974